Stockholders' Deficit (Details Narrative) (10Q) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jun. 22, 2009	Jan. 01, 2006
Common stock, shares authorized	6,458,657	6,458,657	6,458,657
Common stock, shares issued	6,458,657	6,458,657	6,458,657	790,000
Common stock, par value				$ 0.00
Common stock, no par value
Warrants to purchase number of common stock		675,000
Warrants to purchase, per share		$ 1			$ 0.50
Common stock, issued value				$ 79,000
Founding Members [Member]
Common stock, shares issued							4,943,657
Board of Directors [Member]
Common stock, shares issued		675,000					675,000
Common stock, par value		$ 0.50					$ 0.50
Warrants to purchase number of common stock							675,000
Warrants to purchase, per share							$ 1
Michael Grove [Member]
Common stock, shares issued						50,000